Contingencies, Commitments and Guarantees (Commitments and Guarantees - Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Cumulative maximum indemnities and guarantees contractual limitation	$ 209
Liabilities for indemnities, guarantees and commitments	2	$ 2
Minimum
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Indemnities and guarantees contractual limitation range	1
Maximum
Contingencies, Commitments and Guarantees (Textuals) [Abstract]
Indemnities and guarantees contractual limitation range	203
Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet commitments	1,400	1,300
Mortgage Loan Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet commitments	$ 388	348
Affiliated Entity [Member] | Secured Demand Notes [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet commitments		20
Fair value of collateral transferred to custody accounts to secure certain demand notes		$ 25